united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 6/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018
Contracts		Counterparty	Expiration	Exercise Price	Notional Amount	Value
	OPTIONS PURCHASED * - 18.1%
	CALL OPTIONS PURCHASED * - 18.1%
1,650	Nomura Call Options Series 1 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	$0.0001	$1,650,320	$1,461,078
115	Nomura Call Options Series 2 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	115,000	101,069
170	Nomura Call Options Series 3 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	170,000	146,899
1,000	Nomura Call Options Series 4 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	1,000,000	844,391
1,000	Nomura Call Options Series 5 (a)	Nomura Securities (Bermuda) Ltd.	September 2019	0.0001	1,000,000	840,541
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,947,451)					3,393,978

Principal				Coupon	Maturity
	SHORT-TERM INVESTMENTS - 75.9%
	U.S. TREASURY BILLS - 75.9%
2,000,000	United States Treasury Bill (b)			0.00%	7/12/2018	1,999,071
2,000,000	United States Treasury Bill (b)			0.00%	7/19/2018	1,998,327
4,000,000	United States Treasury Bill			0.00%	7/26/2018	3,995,407
750,000	United States Treasury Bill			0.00%	8/16/2018	748,165
1,000,000	United States Treasury Bill			0.00%	8/30/2018	996,960
3,000,000	United States Treasury Bill			0.00%	9/6/2018	2,989,701
500,100	United States Treasury Bill (b)			0.00%	9/13/2018	498,785
1,000,000	United States Treasury Bill (b)			0.00%	10/11/2018	996,066
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,221,022)					14,222,482

	TOTAL INVESTMENTS (Cost - $18,168,473) - 94.0% (c)					$17,616,460
	CASH AND OTHER ASSETS LESS LIABILITIES - 6.0%					1,129,264
	NET ASSETS - 100.0%					$18,745,724

* Non-income producing securities.
(a) For information regarding the underlying option/swap positions, refer to the Additional Information section that begins on the next page.
(b) Securities are pledged as collateral for swap contracts.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,168,473. and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:			$1,460
			Unrealized Depreciation:			(553,473)
			Net Unrealized Depreciation:			$(552,013)

TOTAL RETURN SWAPS
Number of Shares		Reference Entity (a)	Notional Amount at June 30, 2018	Interest Rate Payable (2)	Termination Date	Counterparty	Unrealized Depreciation (1)
18,456		MSA672ER INDEX	$17,488,983	1-Month USD_LIBOR plus 10 bp	10/13/2022	Morgan Stanley	$-

LIBOR - London Interbank Offered Rate
	(1)	Amount subject to equity risk exposure.
	(2)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
NOMURA OPTIONS
June 30, 2018
Shares	Security	Value

	COMMON STOCK - 205.4%
	AUSTRALIA - 7.2%
17,287	Alumina Ltd.	$35,839
3,135	Aristocrat Leisure Ltd.	71,722
2,960	AGL Energy Ltd.	49,270
449	Macquarie Group Ltd.	41,117
10,125	Qantas Airways Ltd.	46,178
		244,126
	AUSTRIA - 1.7%
1,010	OMV AG	57,332

	BRAZIL - 2.5%
7,321	Localize Rent a Car SA	44,818
1,166	Magazine Luiza SA	38,517
		83,335
	CANADA - 3.7%
3,457	Barrick Gold Corp.	45,388
10,908	Kinross Gold Corp.	41,012
686	Magna International, Inc.	39,861
		126,261
	CHINA - 4.9%
8,379	Anhui Conch Cement Co., Ltd.	48,053
723	Tencent Holdings Ltd.	36,277
16,873	Tingyi (Cayman Islands) Holdings Corp.	39,135
14,403	Zhongsheng Group Holdings Ltd.	43,226
		166,691
	DENMARK - 2.4%
1,162	Danske Bank A/S	36,390
957	Novo Nordisk A/S	44,443
		80,833
	FINLAND - 3.2%
578	Kesko OYJ	35,411
469	Neste Oyj	36,826
1,781	Stora Enso OYJ	34,880
		107,117
	FRANCE - 11.4%
844	Accor SA	41,429
1,849	AXA SA	45,407
1,063	Cie de Saint-Gobain	47,542
1,038	Faurecia SA	74,110
69	Kering SA	38,859
166	LVMH Moet Hennessy Louis Vuitton SE	55,459
217	Pernod Ricard SA	35,523
820	TOTAL SA	50,008
		388,337
	GERMANY - 7.1%
303	Allianz SE	62,729
1,043	Covestro AG	93,153
1,700	Deutsche Lufthansa AG	40,919
1,755	Infineon Technologies AG	44,765
		241,566

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
June 30, 2018
Shares	Security	Value

	COMMON STOCK - 205.4% (Continued)
	GREAT BRITAIN - 18.1%
1,411	Bellway PLC	$56,014
1,508	Berkeley Group Holdings PLC	75,427
2,385	Bovis Homes Group PLC	36,089
7,468	BP PLC	57,059
1,114	Coca-Cola European Partners PL	45,281
1,253	Diageo PLC	45,067
3,809	Electrocomponents PLC	38,145
644	InterContinental Hotels Group	40,189
21,722	Just Group PLC	38,743
1,363	Mondi Ltd.	36,898
2,046	Persimmon PLC	68,477
5,456	Royal Mail PLC	36,433
1,330	TechnipFMC PLC	42,220
		616,042
	LUXEMBOURG - 1.7%
1,937	ArcelorMittal	56,838

	NETHERLANDS - 2.5%
442	Koninklijke DSM NV	44,427
1,138	Royal Dutch Shell PLC	39,566
		83,993
	SOUTH KOREA - 5.7%
340	CJ Corp.	43,270
4,172	LG Display Co., Ltd.	68,473
294	Samsung Electro-Mechanics Co., Ltd.	39,205
550	SK Hynix, Inc.	42,237
		193,185
	SPAIN - 4.3%
873	ACS Actividades de Construccion	35,411
740	Amadeus IT Group SA	58,447
2,605	Repsol SA	51,029
		144,887
	SWEDEN - 1.2%
8,405	SSAB AB	39,740

	SWITZERLAND - 3.0%
531	Cie Financiere Richemont SA	45,089
123	Swatch Group AG	58,550
		103,639
	TAIWAN - 7.7%
14,754	Formosa Petrochemical Corp.	59,297
9,222	Formosa Plastics Corp.	34,038
21,832	Gigabyte Technology Co., Ltd.	48,278
18,453	Nan Ya Plastics Corp.	52,794
26,414	Uni-President Enterprises Corp.	67,078
		261,485
	UNITED STATES - 117.1%
1,069	AbbVie, Inc.	99,026
202	Adobe Systems, Inc.	49,133
761	Agilent Technologies, Inc.	47,084
2,059	AGNC Investment Corp.	38,281
1,225	Alcoa Corp.	57,425
987	Allison Transmission Holdings, Inc.	39,962
671	Altria Group, Inc.	38,083
30	Amazon.com, Inc.	50,271
270	Amgen, Inc.	49,768
891	Apartment Investment & Managem	37,705
335	Apple, Inc.	62,003
864	Avery Dennison Corp.	88,200
1,570	Bank of America Corp.	44,264
224	Boeing Co.	74,996
895	Caterpillar, Inc.	121,492
108	Chemed Corp.	34,750
206	Cigna Corp.	34,950
1,499	Cisco Systems, Inc.	64,488
578	Columbia Sportswear Co.	52,846
507	Comerica, Inc.	46,087
1,715	Conagra Brands, Inc.	61,289
699	Dell Technologies, Inc. Class V	59,162
422	Dun & Bradstreet Corp.	51,711

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
June 30, 2018
Shares	Security	Value

	COMMON STOCK - 205.4% (Continued)
	UNITED STATES - 117.1% (Continued)
1,250	E*TRADE Financial Corp.	$76,432
784	EQT Midstream Partners LP	40,450
669	Equity Residential	42,622
1,051	Estee Lauder Cos, Inc.	149,958
889	Exelon Corp.	37,855
2,748	Fifth Third Bancorp	78,859
1,164	Fortune Brands Home & Security, Inc.	62,481
910	General Motors Co.	35,852
447	Grand Canyon Education, Inc.	49,896
2,563	H&R Block, Inc.	58,378
669	HollyFrontier Corp.	45,747
306	Honeywell International, Inc.	44,088
1,761	HP, Inc.	39,951
182	Humana, Inc.	54,247
330	Illinois Tool Works, Inc.	45,737
274	International Flavors & Fragrances, Inc.	34,018
765	Keysight Technologies, Inc.	45,147
378	KLA-Tencor Corp.	38,785
243	Lockheed Martin Corp.	71,727
2,091	Louisiana-Pacific Corp.	56,913
728	Maxim Integrated Products, Inc.	42,726
358	McDonald's Corp.	56,040
496	McKesson Corp.	66,152
1,124	Merck & Co., Inc.	68,217
400	Microsoft Corp.	39,473
1,412	Newmont Mining Corp.	53,247
3,442	News Corp.	53,357
1,098	Occidental Petroleum Corp.	91,913
713	Paychex, Inc.	48,702
2,810	Progressive Corp.	166,228
701	QUALCOMM, Inc.	39,332
2,023	Regions Financial Corp.	35,977
237	Rockwell Automation, Inc.	39,330
1,941	Starwood Property Trust, Inc.	42,138
411	Synopsys, Inc.	35,136
213	Teledyne Technologies, Inc.	42,305
1,809	UDR, Inc.	67,905
362	Valero Energy Corp.	40,172
468	Varian Medical Systems, Inc.	53,264
1,566	Verizon Communications, Inc.	78,790
1,819	Viacom, Inc.	54,867
386	Vmware, Inc.	56,708
603	Western Digital Corp.	46,693
2,102	Western Union Co.	42,731
448	Westlake Chemical Corp.	48,191
474	Worldpay, Inc.	38,754
813	Yum! Brands, Inc.	63,590
363	Zebra Technologies Corp.	52,021
		3,976,078

	TOTAL COMMON STOCK (Cost - $7,063,284)	$6,971,485

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
June 30, 2018
Shares	Security	Value
	SECURITIES SOLD SHORT* - 220.3%
	ARGENTINA - 1.0%
116	MercadoLibre, Inc.	$34,541

	AUSTRALIA - 10.1%
8,777	Brambles Ltd.	57,710
759	Commonwealth Bank of Australia	40,967
11,849	Fortescue Metals Group Ltd.	38,514
12,168	QBE Insurance Group Ltd.	87,746
43,784	Telstra Corp. Ltd.	84,934
1,315	Woodside Petroleum Ltd.	34,526
		344,397
	BELGIUM - 1.8%
618	Anheuser-Busch InBev SA	62,486

	BRAZIL - 2.3%
15,699	CCR SA	40,986
8,581	Lojas Americanas SA	36,906
		77,892
	CANADA - 5.7%
441	Bank of Montreal	34,107
1,292	Bank of Nova Scotia	73,200
990	Canadian Natural Resources Ltd.	35,777
896	Toronto-Dominion Bank	51,913
		194,997
	CHINA - 1.1%
2,598	AAC Technologies Holdings, Inc.	36,592

	FINLAND - 1.3%
1,223	Huhtamaki OYJ	45,275

	FRANCE - 3.5%
623	Danone SA	45,770
230	Iliad SA	36,325
838	Societe Generale SA	35,346
		117,441
	GERMANY - 12.0%
5,248	Deutsche Bank AG	56,540
2,680	Deutsche Telekom AG	41,543
1,133	GEA Group AG	38,234
1,670	OSRAM Licht AG	68,285
303	SAP SE	34,984
452	Siemens AG	59,772
514	Symrise AG	45,078
1,104	Zalando SE	61737
		406,173
	GREAT BRITAIN - 11.9%
19,662	BT Group PLC	56,578
1,421	Experian PLC	35,191
5,889	Inmarsat PLC	42,797
5,359	John Wood Group PLC	44,446
898	Reckitt Benckiser Group PLC	74,042
2,889	Rolls-Royce Holdings PLC	37,715
3,760	Subsea 7 SA	60,188
3,336	WPP PLC	52,589
		403,546
	HONG KONG - 7.0%
84,528	China Jinmao Holdings Group Ltd.	42,443
11,082	China Mengniu Dairy Co., Ltd.	37,568
21,482	China Overseas Land & Investment Ltd.	70,769
61,499	New World Development Co., Ltd.	86,525
		237,305
	ITALY - 1.1%
3,604	Leonardo SpA	35,646

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
June 30, 2018
Shares	Security	Value
	SECURITIES SOLD SHORT* - 220.3% (Continued)
	NETHERLANDS - 4.6%
1,208	Boskalis Westminster	$35,205
3,140	ING Groep NV	45,231
12,928	Koninklijke KPN NV	35,193
1,017	Wereldhave NV	39,976
		155,605
	NORWAY - 1.7%
1,370	Yara International ASA	56,866

	SOUTH AFRICA - 1.4%
187	Naspers Ltd.	47,490

	SOUTH AFRICA - 1.3%
228	Samsung SDI Co., Ltd.	43,825

	SPAIN - 5.3%
1,827	Cellnex Telecom SA	46,099
1,659	Industria de Diseno Textil SA	56,710
2,187	Neinor Homes SA	40,986
4,243	Telefonica SA	36,082
		179,877
	SWEDEN - 6.1%
1,972	Atlas Copco AB	57,466
2,618	Hennes & Mauritz AB	39,050
7,645	Nordea Bank AB	73,705
3,197	Svenska Handelsbanken AB	35,565
		205,786
	SWITZERLAND - 7.6%
3,865	ABB Ltd.	84,699
724	LafargeHolcim Ltd.	35,338
790	Nestle SA	61,349
865	Swiss Re AG	74,855
		256,241
	TAIWAN - 7.3%
59,142	China Steel Corp	45,988
20,406	Delta Electronics Inc.	73,311
47,379	Hon Hai Precision Industry Co.	129,332
		248,631
	TURKEY - 1.0%
1,486	Tupras Turkiye Petrol Rafineri	34,897

	UNITED STATES - 125.2%
477	Albemarle Corp.	45,026
882	Apache Corp.	41,221
201	Becton Dickinson and Co.	48,112
1,367	Boston Scientific Corp.	44,689
3,542	Caesars Entertainment Corp.	37,900
1,158	Campbell Soup Co.	46,927
886	Church & Dwight Co., Inc.	47,093
1,208	Citigroup, Inc.	80,869
1,338	Colfax Corp.	41,002
823	Crown Holdings, Inc.	36,850
1,812	Discovery, Inc.	49,820
536	DowDuPont, Inc.	35,364
566	Dunkin' Brands Group, Inc.	39,097
1,356	Flowserve Corp.	54,767
258	Gartner, Inc.	34,277
1,051	General Mills, Inc.	46,514
2,578	Graphic Packaging Holding Co.	37,404
5,270	Hanesbrands, Inc.	116,056
782	Henry Schein, Inc.	56,805
323	Hubbell, Inc.	34,109
2,032	Invesco Ltd.	53,962
13,476	iShares Russell 1000 ETF	2,048,149
1,725	KKR & Co., Inc.	42,865
1,094	Kraft Heinz Co.	68,742
1,472	Leggett & Platt, Inc.	65,704

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
NOMURA OPTIONS
June 30, 2018
	SECURITIES SOLD SHORT* - 220.3% (Continued)
	UNITED STATES - 125.2% (Continued)
1,389	Live Nation Entertainment, Inc.	$67,446
846	MasTec, Inc.	42,933
219	Mastercard, Inc.	42,982
600	Medidata Solutions, Inc.	48,371
362	Monolithic Power Systems, Inc.	48,358
1,297	Mosaic Co.	36,385
111	NewMarket Corp.	45,070
878	PNC Financial Services Group I	118,565
362	PPG Industries, Inc.	37,598
279	Praxair, Inc.	44,162
211	Regeneron Pharmaceuticals, Inc.	72,845
1,676	RPM International, Inc.	97,752
920	Schlumberger Ltd.	61,639
279	Signature Bank, New York	35,621
728	Snap-on, Inc.	116,952
606	ViaSat, Inc.	39,822
338	Wayfair, Inc.	40,187
		4,250,012

	TOTAL COMMON STOCK SOLD SHORT (Cost - $7,567,152)	$7,475,521

* Non-income producing security.

Option:
The Fund holds a fully funded delta one call option with Nomura Securities (Bermuda), Ltd. The option provides exposure to the daily returns of a reference asset on a 1 to 1 basis managed by Clinton Group, Inc. in a statistical arbitrage strategy. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.25% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The Fund would pay a quarterly premium payment of 0.3125% of the invested amount to continue to maintain the exposure. The option contract was initially entered into as of September 6, 2017 (initial investment of $1,650,320), and has a two year valuation period, which may be extended or reduced to zero at any time.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
MORGAN STANLEY SWAP
June 30, 2018
Shares	Security	Value

	COMMON STOCK - 20.2%
	AUSTRALIA - 1.1%
8,068	Aristocrat Leisure, Ltd.	$184,585

	BRAZIL - 1.7%
11,056	Braskem SA-PREF A	144,786
25,322	Localiza Hertz	155,020
		299,806
	FINLAND - 0.9%
2,583	Kesko Oyj-B Shs	158,141

	FRANCE - 1.2%
2,928	Faurecia	209,049

	GERMANY - 3.2%
836	Allianz SE-REG	172,892
2,654	Covestro AG	236,978
820	Hochtief AG	148,286
		558,156
	GREAT BRITAIN - 4.1%
4,007	Bellway PLC	159,027
4,435	Berkeley Group Holdings PLC	221,758
2,436	InterContinental Hotels Group	151,910
5,648	Persimmon PLC	189,002
		721,697
	NETHERLANDS - 1.0%
1,750	Koniklijke DSM NV	176,033

	SOUTH AFRICA - 0.8%
5,491	Mondi Ltd.	148,623

	SOUTH KOREA - 1.0%
10,365	LG Display Co., Ltd.	170,121

	SPAIN - 0.9%
3,760	ACS Actividades de Construccion y Servicios SA	152,418

	TAIWAN - 1.0%
67,712	Uni-President Enterprises Corp.	171,953

	UNITED STATES - 3.3%
1,288	Caterpillar, Inc.	174,747
1,454	Estee Lauder Companies - Class A	207,426
3,288	Progressive Corp.	194,505
		576,678

	TOTAL COMMON STOCK (Cost - $3,630,087)	$ 3,527,260

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP POSITIONS BASED ON GROSS EXPOSURE (Unaudited)(Continued)
MORGAN STANLEY SWAP
June 30, 2018
Shares	Security	Value

	SECURITIES SOLD SHORT* - 34.8% (Continued)
	AUSTRALIA - 3.2%
23,519	Brambles Ltd.	$154,629
30,079	QBE Insurance Group Ltd.	216,918
94,971	Telestra Corp., Ltd.	184,229
		555,776
	BRAZIL - 0.9%
36,995	Lojas Americanas SA-PREF	159,101

	FINLAND- 0.9%
4,198	Huhtamaki Oyj	155,438

	GERMANY - 2.8%
4,578	GEA Group AG	154,522
4,084	Osram Licht AG	167,004
3,052	Zalando SE	170,699
		492,225
	GREAT BRITAIN - 2.1%
2,605	Reckitt Benckiser Group PLC	214,697
18,349	John Wood Group PLC	152,197
		366,894
	HONG KONG - 2.3%
60,694	China Overseas Land & Investment	199,944
139,476	New World Development	196,234
		396,178
	NETHERLANDS - 1.8%
4,984	Boskalis Westminster Ltd.	145,291
4,259	Wereldhave NV	167,498
		312,789
	NORWAY - 0.9%
10,130	Subsea & SA	162,150

	SPAIN - 1.0%
6,817	Cellnex Telecom, SA	172,020

	SWEDEN - 3.0%
21,795	Nordea Bank AB	210,127
8,144	Skanska AB-B SHS	148,149
15,093	Svenska Handelsbanken-A Shs	167,913
		526,189
	SWITZERLAND - 3.1%
7,054	ABB Ltd.-REG	154,603
3,656	Lafargeholcim Ltd.	178,553
2,386	Swiss RE AG	206,425
		539,581
	TAIWAN - 2.8%
48,145	Delta Electronics, Inc.	172,968
117,276	Hon Hai Precision Industry Co., Ltd.	320,134
		493,102
	TURKEY - 0.8%
6,331	Tupras-Turkiye Petrol Rafinerileri AS	148,648

	UNITED STATES - 9.2%
8,788	Hanesbrands, Inc.	193,508
5,827	iShares Russell 1000 ETF	885,620
2,679	Kraft Heinz Co.	168,274
2,623	RPM International, Inc.	152,976
1,246	Snap-On, Inc.	200,177
		1,600,555

	TOTAL COMMON STOCK SOLD SHORT (Cost - $6,319,307)	$ 6,080,646

* Non-income producing security.
ETF - Exchange Traded Fund
PLC - Public Limited Company
PREF - Preference Shares
REIT - Real Estate Investment Trust
Swap:
The Fund holds a total return swap with Morgan Stanley Capital Services LLC. The swap provides exposure to the daily returns of a reference asset managed by Clinton Group, Inc., less 0.50% per annum, in a statistical arbitrage strategy. According to the terms of the swap, the Adviser may increase or decrease this exposure on a daily basis. As of June 30, 2018, the Fund was subject to a base rate of three month USD LIBOR. The reference asset account participates in an offsetting cash yield at the rate of one month LIBOR. The swap agreement contract was initially entered into as of September 28, 2017 (initial notional investment of $6,700,0000), and has a two year swap duration, which may be extended or reduced to zero at any time.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Swaps and options are valued based on the daily price reported from the counterparty or pricing agent. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Open-end investments companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Options Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Swap Agreements - The Funds are subject to equity price risk, interest rate risk, credit risk, counterparty risk and/or commodity risk in the normal course of pursuing their respective investment objectives. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Changes in the value of swap agreements are recognized as unrealized gains and losses by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. The Fund segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.

The notional value of swaps, the unrealized appreciation (depreciation) on futures and the value of options disclosed in the Portfolio of Investments at June 30, 2018 are a reflection of the volume of derivative activity for the Funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund's assets measured at fair value:

Assets:	Level 1	Level 2	Level 3	Total
Options Purchased	$-	$3,393,978	$-	$3,393,978
Short-Term Investments	14,222,482	-	-	14,222,482
Total	$14,222,482	$3,393,978	$-	$17,616,460
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and 2 during the current period presented.
It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 8/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Executive Officer/President

Date 8/28/18

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 8/28/18